Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2024	2023
Accrued interest	$10,599	$8,312
Accrued dry-docking expenses	5,334	3,276
Accrued expenses	7,711	8,870
Total	$23,644	$20,458

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2024 and December 31, 2023.